Investments in Affiliates Accounted for Using the Equity Method	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Investments in Affiliates Accounted for Using the Equity Method
Investments in Affiliates Accounted for Using the Equity Method

(4)Investments in Affiliates Accounted for Using the Equity Method

The following table includes the Company’s carrying amount and percentage ownership of its investments in affiliates:

	June 30, 2023		December 31, 2022
	Percentage	Carrying	Carrying
	Ownership	amount	amount

		amounts in thousands
MLBAM	3.3%	$50,453	45,102
BELP	3.3%	33,935	33,224
Other	50.0%	14,502	16,238
Total		$98,890	94,564

The following table presents the Company’s share of earnings (losses) of affiliates:

	Three months ended		Six months ended
	June 30,		June 30,
	2023	2022	2023	2022

	amounts in thousands
MLBAM	$10,577	13,103	$9,334	10,585
BELP	514	865	711	(461)
Other	371	1,054	614	2,019
Total	$11,462	15,022	$10,659	12,143

MLBAM

MLB Advanced Media, L.P. (“MLBAM”) was formed in January 2000 pursuant to a vote of the 30 owners of the Clubs, whereby each Club agreed to cede substantially all of its individual Club internet and interactive media rights to MLBAM for an indirect 3.33% interest in MLBAM. The Company’s investment in MLBAM is considered an equity method investment as the investment is in a limited partnership where significant influence is generally presumed to exist.

At the time of the acquisition of ANLBC by a predecessor of Liberty in 2007, the fair value of the MLBAM investment exceeded ANLBC’s proportionate share of MLBAM’s net assets, resulting in excess basis in the investment in MLBAM. The excess basis as of June 30, 2023 and December 31, 2022 was indefinite lived and aggregated approximately $10.3 million.

BELP

Baseball Endowment L.P. (“BELP”) is an investment fund formed by the Clubs principally for the purpose of investing, on a long-term basis, assets on their behalf intended to provide a competitive market rate investment return while minimizing investment volatility. The Company’s investment in BELP is considered an equity method investment as the investment is in a limited partnership where significant influence is generally presumed to exist. The Company records its share of BELP’s earnings (losses) on a one month lag.

Other Affiliates

Braves Holdings has 50% interests in two joint ventures that were formed to develop, own and operate hotels in the Mixed-Use Development. The equity method of accounting is applied to these investments as Braves Holdings does not have the ability to direct the most significant activities that impact their economic performance. In addition, Braves Holdings records its share of the earnings (losses) of these investments on a three month lag.

(4)Investments in Affiliates Accounted for Using the Equity Method

The following table includes the Company’s carrying amount and percentage ownership of its investments in affiliates:

	December 31, 2022		December 31, 2021
	Percentage	Carrying	Carrying
	Ownership	amount	amount

		amounts in thousands
MLBAM	3.3%	$45,102	58,613
BELP	3.3%	33,224	35,502
Other	50.0%	16,238	18,846
Total		$94,564	112,961

The following table presents the Company’s share of earnings (losses) of affiliates:

	Years ended December 31,
	2022	2021

	amounts in thousands
MLBAM	$24,386	23,230
BELP	(1,928)	6,779
Other	6,469	999
Total	$28,927	31,008

MLBAM

MLB Advanced Media, L.P. (“MLBAM”) was formed in January 2000 pursuant to a vote of the 30 owners of the Clubs, whereby each Club agreed to cede substantially all of its individual Club internet and interactive media rights to MLBAM for an indirect 3.33% interest in MLBAM. The Company’s investment in MLBAM is considered an equity method investment as the investment is in a limited partnership where significant influence is generally presumed to exist.

At the time of the acquisition of ANLBC by a predecessor of Liberty Media in 2007, the fair value of the MLBAM investment exceeded ANLBC’s proportionate share of MLBAM’s net assets, resulting in excess basis in the investment in MLBAM. The excess basis as of December 31, 2022 and 2021 was indefinite lived and aggregated approximately $10.3 million.

BELP

Baseball Endowment L.P. (“BELP”) is an investment fund formed by the Clubs principally for the purpose of investing, on a long-term basis, assets on their behalf intended to provide a competitive market rate investment return while minimizing investment volatility. The Company’s investment in BELP is considered an equity method investment as the investment is in a limited partnership where significant influence is generally presumed to exist. The Company records its share of BELP’s earnings (losses) on a one month lag.

The investments held by BELP are recorded at fair value. Investments in open-end mutual funds are valued at such fund’s closing net asset value per share on the date of valuation. The investments in investment funds represent BELP’s proportionate share of the investment funds’ partners’ capital, or net asset value, as reported by the underlying investment fund managers. The net asset values

(NAV), or their equivalents were used, as a practical expedient under GAAP, in determining the fair values of these investments. Investments in common stock and exchange-traded funds, which are traded on a securities exchange, are generally valued at the last reported sales price on the day of valuation. Investments in fixed-income securities are valued at quoted prices provided by independent pricing vendors. In the absence of readily determinable market prices or in the absence of a formal securities exchange, investments are valued at their fair value as determined by management. If a readily determinable market price or a formal securities exchange was available, these fair values could be materially different. In determining the fair value of such an investment, BELP management considers recent transactions in the investment, if available, and the investment prospects for the future, which include an analysis of the financial condition, cash flows and capital structure of the investment.

As required by GAAP, investments are classified within the level of the lowest significant input considered in determining fair value. In evaluating the level at which BELP’s investments have been classified, BELP management has assessed factors, including, but not limited to, price transparency, and the existence or absence of certain restrictions at the measurement date. BELP management generally classifies investments in exchange-traded equities, mutual funds, and exchange-traded funds as Level 1 investments and fixed-income securities as Level 2 investments, and classifies other investments without a readily determinable market price as Level 3 investments. Historically, BELP management has maintained less than 5% of the underlying investments in Level 3.

Other Affiliates

Braves Holdings has 50% interests in two joint ventures that were formed to develop, own and operate hotels in the Mixed-Use Development. The equity method of accounting is applied to these investments as Braves Holdings does not have the ability to direct the most significant activities that impact their economic performance. In addition, Braves Holdings records its share of the earnings (losses) of these investments on a three month lag.

Summary Financial Information

In accordance with the Securities and Exchange Commission (“SEC”) rules, we must determine which, if any, of our equity method investments is a "significant subsidiary." The rules mandate the use of three different tests to determine if any of our equity securities are significant subsidiaries: the investment test, the asset test and the income test. The table below provides the summarized financial information required by Rule 4-08(g) of Regulation S-X for all of our equity method investments that met the significance criteria, when aggregated.

Balance Sheets

	December 31,
	2022	2021

	amounts in thousands
Current assets	$812,884	758,942
Noncurrent assets	$2,237,854	2,475,250
Current liabilities	$401,562	469,311
Noncurrent liabilities	$626,474	254,374
Equity	$2,022,702	2,510,507

Statements of Operations

	Years ended December 31,
	2022	2021

	amounts in thousands
Revenue	$1,334,785	1,229,751
Earnings (loss) before income taxes	$729,472	862,076
Net earnings (loss)	$722,292	856,198

As disclosed above, the Company records its share of the earnings (losses) of BELP and the other two joint ventures in which it holds a 50% interest on a lag. The aggregated amounts in the tables above include financial information for these affiliates based on the applicable lag.